NOTE 14 - COMMITMENTS AND CONTINGENCIES - Lease Costs (Details) - USD ($)	May 31, 2022	Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Total Lease Payments	$ 1,171,694	$ 48,822
Less: imputed interest	(21,780)	(596)
Present value of lease liabilities	1,149,914	48,226
Current portion of obligations under operating leases	229,014	48,226
Obligations under operating leases, non-current	$ 920,900	$ 0